SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Concentration Of Credit Risk) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Net Revenues [Member] | Customer A [Member]
Concentration Risk [Line Items]
Number of customers	14.00%	13.00%	11.00%
Consolidated Net Revenues [Member] | Customer B [Member]
Concentration Risk [Line Items]
Number of customers	11.00%	11.00%	11.00%
Consolidated Net Revenues [Member] | Customer C [Member]
Concentration Risk [Line Items]
Number of customers	10.00%	11.00%	12.00%
Consolidated Net Revenues [Member] | Customer D [Member]
Concentration Risk [Line Items]
Number of customers		13.00%	16.00%
Amounts Due From Related Parties [Member] | Customer A [Member]
Concentration Risk [Line Items]
Number of customers	36.00%	33.00%
Amounts Due From Related Parties [Member] | Customer B [Member]
Concentration Risk [Line Items]
Number of customers	25.00%
Amounts Due From Related Parties [Member] | Customer C [Member]
Concentration Risk [Line Items]
Number of customers	24.00%	36.00%
Amounts Due From Related Parties [Member] | Customer D [Member]
Concentration Risk [Line Items]
Number of customers	11.00%